PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

9. PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2024 and 2023, property, equipment and software consist of:

	December 31,
	2024	2023
Office buildings	$3,831,577	$3,944,905
Electronic equipment, furniture and fixtures	2,966,868	2,723,306
Media display equipment	904,646	1,081,589
Purchased software	8,149,803	6,729,225
	15,852,894	14,479,025
Less: accumulated depreciation	(10,298,566)	(7,801,541)
Property, equipment and software, net	$5,554,328	$6,677,484

Depreciation expense for the year ended December 31, 2024, 2023, and 2022 were approximately $2.0 million, $2.5 million and $3.5 million for continuing operations, and -0- million, $0.5 million and $3.7 million for discontinued operations, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value.

Company’s office buildings, with net carrying value of approximately $2.3 million, are used as collateral for its bank loans.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS